S-K 1603, SPAC Sponsor; Conflicts of Interest	Jan. 06, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates, assuming the underwriters’ over-allotment option is not exercised:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

Idea Tender LLC	8,750,000 Class B Ordinary Shares(1) (which include anti-dilution adjustments as described in “— Founder shares conversion and anti-dilution rights”)(2)	$25,000 (approximately $0.002 per share)
Idea Tender LLC	3,666,667 private placement warrants to be purchased simultaneously with the closing of this offering	$5,500,000 ($1.50 per private placement warrant)
Idea Tender LLC	$20,000 per month, commencing on the first date on which our securities are listed on the Nasdaq	Office space, secretarial and administrative services provided to members of our management team
Idea Tender LLC	Repayment in cash	Up to $300,000 of loans made to us to cover offering related and organizational expenses
Idea Tender LLC, officers, directors, or their respective affiliates	Repayment in cash or in private placement warrants at a conversion price of $1.50 per warrant

Working capital loans to finance transaction costs in connection with an initial business combination. Up to $1,500,000 of such loans may be converted at the option of the lender into private placement warrants at a conversion price of $1.50 per warrant

Idea Tender LLC, officers, directors, or their respective affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination	Expenses incurred in connection with identifying, investigating, negotiating and completing an initial business combination
Idea Tender LLC, officers, directors, or their respective affiliates	Payment of consulting, success or finder’s fees in connection with completing an initial business combination

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a salary or fee in an amount that constitutes a market standard for comparable transactions

(1)	Assumes surrender of 1,312,500 founder shares. Up to 1,312,500 founder shares held by the sponsor will be surrendered to us for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised.
(2)	As described in the section titled “The Offering — Founder shares conversion and anti-dilution rights,” the Class B ordinary shares and Class A ordinary shares issuable in connection with the conversion of the founder shares may result in material dilution to our public shareholders due to the nominal price of $0.002 per founder share at which our sponsor purchased the founder shares and/or the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Further, if we increase or decrease the size of the offering, we will effect a share capitalization or a share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of this offering in such amount as to maintain the number of founder shares at 20% of our issued and outstanding ordinary shares upon the consummation of this offering (excluding the Class A ordinary shares underlying the private placement warrants issued to the sponsor and the underwriters). Such adjustment may result in material dilution to our public shareholders. Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. For more information also see the section titled “The Offering — Payments to insiders” and “The Offering — Additional financing.” For more information on the dilutive effect of the founder shares and the Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares, see the section titled “Risk Factors — Risks Relating to our Search for, and Consummation of, or Inability to Consummate, a Business Combination — We may issue additional Class A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained therein. Any such issuances would dilute the interest of our shareholders and likely present other risks”, “Risk Factors — Risks Relating to our Securities — The nominal purchase price paid by our sponsor for the founder shares may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to materially decline”, and “— Risks Relating to our Securities — Our sponsor paid an aggregate of $25,000, or approximately $0.002 per founder share and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class A ordinary shares”.

SPAC Sponsor, Agreement Arrangement or Understanding on Determining Whether to Proceed with de-SPAC Transaction [Text Block]

Our sponsor, officers, directors and director nominees have agreed, pursuant to a written agreement with us, that they will not propose any amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity, in each case unless we provide our public shareholders with the opportunity to redeem their public shares upon approval of any such amendment at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (which interest shall be net of taxes paid or payable), divided by the number of then issued and outstanding public shares.

SPAC Sponsor, Controlling Persons [Table Text Block]	The post-offering percentages in the following table assume that the underwriters do not exercise their over-allotment option, that 1,312,500 of the founder shares held by the sponsor have been surrendered to us for no consideration, and that there are 43,750,000 ordinary shares issued and outstanding after this offering.

	Number of	Approximate		Number of	Approximate
	Class A	Percentage of		Class B	Percentage of
	Ordinary	Outstanding Class A		Ordinary	Outstanding Class B
	Shares	Ordinary Shares		Shares	Ordinary Shares
Name and Address of	Beneficially	Before	After	Beneficially	Before	After
Beneficial Owner(1)	Owned	Offering	Offering	Owned(2)(4)	Offering	Offering
Idea Tender LLC(3)	—	—	—	8,750,000	100%	100%
Trevor Harries-Jones(3)	—	—	—	8,750,000	100%	100%
Ryan Shea(3)	—	—	—	8,750,000	100%	100%
Nathan Clark	—	—	—	—	—	—
Eugene “Rod” Roddenberry Jr.	—	—	—	—	—	—
Jules Urbach	—	—	—	—	—	—
Vinny Lingham	—	—	—	—	—	—
All officers and directors as a group (6 persons)	—	—	—	8,750,000	100%	100%
*	Less than one percent.
(1)	Unless otherwise noted, the business address of each of our shareholders is c/o Idea Acquisition Corp., 1010 Wilshire Boulevard Suite 1604, Los Angeles, California 90017.
(2)	Interests shown consist solely of founder shares, classified as Class B ordinary shares. Such shares will automatically convert into Class A ordinary shares immediately prior to, concurrently with or immediately following the consummation of our initial business combination or at any time prior thereto at the option of the holder on a one-for-one basis, subject to adjustment, as described in the section entitled “Description of Securities.”
(3)	Idea Tender LLC, our sponsor, is the record holder of such shares. The managing members of our sponsor are Trevor Harries-Jones, our Chief Executive Officer, and Ryan Shea, our Chief Operating Officer. Messrs. Harries-Jones and Shea control our sponsor, including the exercise of voting and investment discretion over the securities held by our sponsor. Accordingly, Messrs. Harries-Jones and Shea each may be deemed to have or share beneficial ownership of the Class B ordinary shares held directly by our sponsor. Messrs. Harries-Jones and Shea each disclaim such beneficial ownership other than to the extent of their respective pecuniary interest.
(4)	Includes up to 1,312,500 founder shares held by the sponsor that will be surrendered for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised.

SPAC Sponsor, Direct and Indirect Material Interest Holders [Table Text Block]

	Number of	Approximate		Number of	Approximate
	Class A	Percentage of		Class B	Percentage of
	Ordinary	Outstanding Class A		Ordinary	Outstanding Class B
	Shares	Ordinary Shares		Shares	Ordinary Shares
Name and Address of	Beneficially	Before	After	Beneficially	Before	After
Beneficial Owner(1)	Owned	Offering	Offering	Owned(2)(4)	Offering	Offering
Idea Tender LLC(3)	—	—	—	8,750,000	100%	100%
Trevor Harries-Jones(3)	—	—	—	8,750,000	100%	100%
Ryan Shea(3)	—	—	—	8,750,000	100%	100%
Nathan Clark	—	—	—	—	—	—
Eugene “Rod” Roddenberry Jr.	—	—	—	—	—	—
Jules Urbach	—	—	—	—	—	—
Vinny Lingham	—	—	—	—	—	—
All officers and directors as a group (6 persons)	—	—	—	8,750,000	100%	100%
*	Less than one percent.
(1)	Unless otherwise noted, the business address of each of our shareholders is c/o Idea Acquisition Corp., 1010 Wilshire Boulevard Suite 1604, Los Angeles, California 90017.
(2)	Interests shown consist solely of founder shares, classified as Class B ordinary shares. Such shares will automatically convert into Class A ordinary shares immediately prior to, concurrently with or immediately following the consummation of our initial business combination or at any time prior thereto at the option of the holder on a one-for-one basis, subject to adjustment, as described in the section entitled “Description of Securities.”
(3)	Idea Tender LLC, our sponsor, is the record holder of such shares. The managing members of our sponsor are Trevor Harries-Jones, our Chief Executive Officer, and Ryan Shea, our Chief Operating Officer. Messrs. Harries-Jones and Shea control our sponsor, including the exercise of voting and investment discretion over the securities held by our sponsor. Accordingly, Messrs. Harries-Jones and Shea each may be deemed to have or share beneficial ownership of the Class B ordinary shares held directly by our sponsor. Messrs. Harries-Jones and Shea each disclaim such beneficial ownership other than to the extent of their respective pecuniary interest.
(4)	Includes up to 1,312,500 founder shares held by the sponsor that will be surrendered for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised.

SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]

We will provide our public shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or against, our initial business combination, all or a portion of their public shares in connection with the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account (which interest shall be net of taxes paid or payable), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriters. In connection with their receipt of founder shares and/or private placement warrants and their appointment as directors and/or officers, as applicable, our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and any public shares they may hold in connection with the completion of our initial business combination for no additional consideration.

Our proposed initial business combination may impose a minimum cash requirement for (i) cash consideration to be paid to the target or its owners, (ii) cash for working capital or other general corporate purposes or (iii) the retention of cash to satisfy other conditions. In the event the aggregate cash consideration we would be required to pay for all public shares that are validly submitted for redemption plus any amount required to satisfy cash conditions pursuant to the terms of the proposed initial business combination exceed the aggregate amount of cash available to us, we will not complete the initial business combination or redeem any shares, and all public shares submitted for redemption will be returned to the holders thereof. We may, however, raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering, in order to, among other reasons, satisfy such net tangible assets or minimum cash requirements.

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement warrants (and the underlying securities), as summarized in the table below. For more information on non-contractual resale restrictions, also see “Description of Securities — Securities Eligible for Future Sale — Rule 144,” “Description of Securities — Securities Eligible for Future Sale — Restrictions on the Use of Rule 144 by Shell Companies or Former Shell Companies” and “Description of Securities — Securities Eligible for Future Sale — Summary of resale restrictions.”

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions

Founder Shares

Earlier to occur of (A) one year after the completion of our initial business combination and (B) subsequent to our initial business combination, (x) if the last sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property

Idea Tender LLC Trevor Harries-Jones Ryan Shea Nathan Clark Eugene “Rod” Roddenberry Jr. Jules Urbach Vinny Lingham

Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (f) distributions from our sponsor to its members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor; (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g), and (j), these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions

Private placement warrants and warrants that may be issued upon conversion of working capital loans (and underlying securities)	30 days after the completion of our initial business combination	Same as above, together with the underwriters	Same as above (other than clauses (f) and (g) with respect to the inclusion of the underwriters)

SPAC Sponsor, Conflicts of Interest [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual(1)	Entity	Entity’s Business	Affiliation
Trevor Harries-Jones	OTOY Inc.	Cloud Graphics Processing Unit	Chief Operating Officer, Board Committee Member
	The Render Network Foundation	Artificial Intelligence	Board Member
Ryan Shea	Meshflow Acquisition Corp.	Special Purpose Acquisition Vehicle	Director
	The Render Network Foundation	Artificial Intelligence	Head of Product
	Nation Builders, Inc.	Software Development	Chief Executive Officer
Nathan Clark	Ondello Inc.	Telehealth	Head of Finance
Eugene “Rod” Roddenberry Jr.	Roddenberry Entertainment	Entertainment Development and Production	Chief Executive Officer
Jules Urbach	OTOY Inc. OTOY New Zealand Limited OTOY Netherlands B.V. OTOY International SEZC OTOY Entertainment Inc.	Cloud Graphics Processing Unit Cloud Graphics Processing Unit Cloud Graphics Processing Unit Cloud Graphics Processing Unit Cloud Graphics Processing Unit	Chief Executive Officer, Sole Director Chief Executive Officer Chief Executive Officer Chief Executive Officer, Chairman Chief Executive Officer, Sole Director
Vinny Lingham	Civic	Blockchain	Executive Chairman
	Rumi.ai Identity.com	Artificial Intelligence Identity Management	Chairman Chairman
(1)	Each individual listed has a fiduciary duty or contractual obligation with respect to each of the listed entities opposite from his/her name.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual(1)	Entity	Entity’s Business	Affiliation
Trevor Harries-Jones	OTOY Inc.	Cloud Graphics Processing Unit	Chief Operating Officer, Board Committee Member
	The Render Network Foundation	Artificial Intelligence	Board Member
Ryan Shea	Meshflow Acquisition Corp.	Special Purpose Acquisition Vehicle	Director
	The Render Network Foundation	Artificial Intelligence	Head of Product
	Nation Builders, Inc.	Software Development	Chief Executive Officer
Nathan Clark	Ondello Inc.	Telehealth	Head of Finance
Eugene “Rod” Roddenberry Jr.	Roddenberry Entertainment	Entertainment Development and Production	Chief Executive Officer
Jules Urbach	OTOY Inc. OTOY New Zealand Limited OTOY Netherlands B.V. OTOY International SEZC OTOY Entertainment Inc.	Cloud Graphics Processing Unit Cloud Graphics Processing Unit Cloud Graphics Processing Unit Cloud Graphics Processing Unit Cloud Graphics Processing Unit	Chief Executive Officer, Sole Director Chief Executive Officer Chief Executive Officer Chief Executive Officer, Chairman Chief Executive Officer, Sole Director
Vinny Lingham	Civic	Blockchain	Executive Chairman
	Rumi.ai Identity.com	Artificial Intelligence Identity Management	Chairman Chairman
(1)	Each individual listed has a fiduciary duty or contractual obligation with respect to each of the listed entities opposite from his/her name.